NOTES (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Information on Convertible Debt

The following table summarizes information on the convertible debt at December 31 (in thousands):

	2013	2012
Convertible Notes due 2028:
Principal amount of the liability component	$—	$12,500
Unamortized discount	—	(609)

Net carrying amount	$—	$11,891

Convertible Notes due 2015:
Principal amount of the liability component	$345,000	$345,000
Unamortized discount	(26,356)	(42,914)

Net carrying amount	$318,644	$302,086

Convertible Notes due 2019:
Principal amount of the liability component	$690,000	$690,000
Unamortized discount	(126,594)	(146,768)

Net carrying amount	$563,406	$543,232

Total Convertible Senior Notes
Principal amount of the liability component	$1,035,000	$1,047,500
Unamortized discount	(152,950)	(190,291)

Net carrying amount	$882,050	$857,209